Cover	Oct. 12, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2021
Entity File Number	001-37464
Entity Registrant Name	Cemtrex Inc.
Entity Central Index Key	0001435064
Entity Tax Identification Number	30-0399914
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	276 Greenpoint Ave Bld. 8 Suite 208
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11222
City Area Code	(631)
Local Phone Number	756-9116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Common Stock [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	CETX
Security Exchange Name	NASDAQ
Series 1 Preferred Stock
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Series 1 Preferred Stock
Trading Symbol	CETXP
Security Exchange Name	NASDAQ
Series 1 Warrants
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Series 1 Warrants
Trading Symbol	CETXW
Security Exchange Name	NASDAQ